INTANGIBLE ASSET (Table)	3 Months Ended
Mar. 31, 2020
INTANGIBLE ASSET
Schedule of intangible assets
	March 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(952)	$56,191	5
Intangible assets, net	$57,143	$(952)	$56,919

Schedule of intangible assets amortization expenses
Fiscal years:
Remaining 2020	$56,191
2021	44,767
2022	33,343
2023	21,919
Thereafter	10,497